Income Taxes - The provision for income taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred:
Provision for income taxes	$ 0		$ 0
Benson Hill, Inc
Current:
Federal							$ (8,000)
Foreign					$ 41,000	$ 19,000	7,000
State					7,000
Total current					48,000	19,000	(1,000)
Deferred:
State							215,000
Federal							(435,000)
Total deferred							(220,000)
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 48,000	$ 19,000	$ (221,000)